[LOGO] EXCELSIOR FUNDS
Advised by U.S. TRUST




                                  TAX-EXEMPT
                                 FIXED INCOME
                                  PORTFOLIOS


                              SEMI-ANNUAL REPORT

                              September 30, 2002

                               TABLE OF CONTENTS

                                                                   PAGE
                                                                   ----
        STATEMENTS OF ASSETS AND LIABILITIES......................   1
        STATEMENTS OF OPERATIONS..................................   2
        STATEMENTS OF CHANGES IN NET ASSETS.......................   3
        FINANCIAL HIGHLIGHTS -- SELECTED PER SHARE DATA AND RATIOS   4
        PORTFOLIOS OF INVESTMENTS
           Long-Term Tax-Exempt Fund..............................   6
           Intermediate-Term Tax-Exempt Fund......................   8
           Short-Term Tax-Exempt Securities Fund..................  10
           New York Intermediate-Term Tax-Exempt Fund.............  12
           California Tax-Exempt Income Fund......................  14
        NOTES TO FINANCIAL STATEMENTS.............................  19

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call the appropriate telephone number listed below:

.. Initial Purchase and Prospectus Information and Shareholder Services
  1-800-446-1012 (From overseas, call 617-483-7297)
.. Current Price and Yield Information 1-800-446-1012
.. Internet Address: http://www.excelsiorfunds.com

This report must be preceded or accompanied by a current prospectus.

Prospectuses containing more complete information including charges and expenses regarding Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. may be obtained by contacting the Funds at 1-800-446-1012.

Investors should read the current prospectus carefully prior to investing or sending money.

Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. are distributed by Edgewood Services, Inc.

You may write to Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. at the following address:

      Excelsior Funds
      P.O. Box 8529
      Boston, MA 02266-8529

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, U.S. TRUST COMPANY, THEIR PARENT OR AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

Excelsior Tax-Exempt Funds, Inc.
Statements of Assets and Liabilities
September 30, 2002 (Unaudited)


                                                                                            New York
                                                              Intermediate-  Short-Term   Intermediate- California
                                                 Long-Term        Term       Tax-Exempt       Term      Tax-Exempt
                                                 Tax-Exempt    Tax-Exempt    Securities    Tax-Exempt     Income
                                                    Fund          Fund          Fund          Fund         Fund
                                                ------------  ------------- ------------  ------------- -----------
ASSETS:
 Investments, at cost--see accompanying
  portfolios................................... $117,328,398  $378,108,879  $244,241,632  $186,886,279  $64,008,945
                                                ============  ============  ============  ============  ===========
 Investments, at value (Note 1)................ $121,678,455  $406,859,358  $245,292,091  $198,646,358  $67,904,825
 Interest receivable...........................    1,072,743     4,304,401     3,057,476     1,954,146      763,909
 Receivable for fund shares sold...............        1,097       132,928       782,464     1,245,908        1,250
                                                ------------  ------------  ------------  ------------  -----------
  Total Assets.................................  122,752,295   411,296,687   249,132,031   201,846,412   68,669,984

LIABILITIES:
 Payable for dividends declared................      239,515       997,394       327,234       418,740      166,160
 Payable for fund shares redeemed..............      190,934       926,830       553,457        19,631      180,576
 Payable for investments purchased.............           --            --     2,990,000            --    3,378,399
 Investment advisory fees payable (Note 2).....       47,288       104,331        45,630        80,086       80,823
 Administration fees payable (Note 2)..........       11,559        38,170        22,319        18,541        6,039
 Administrative servicing fees payable (Note 2)        9,654        13,617        13,998         1,329       11,798
 Directors' fees payable (Note 2)..............          417         1,398           835           682          222
 Due to custodian bank.........................           --            --       225,040            --           --
 Accrued expenses and other payables...........       24,120        32,305        27,534        18,142       17,834
                                                ------------  ------------  ------------  ------------  -----------
  Total Liabilities............................      523,487     2,114,045     4,206,047       557,151    3,841,851
                                                ------------  ------------  ------------  ------------  -----------
NET ASSETS..................................... $122,228,808  $409,182,642  $244,925,984  $201,289,261  $64,828,133
                                                ============  ============  ============  ============  ===========
NET ASSETS consist of:
 Undistributed (distributions in excess of) net
  investment income............................ $     (4,231) $     33,757  $      2,871  $     (4,561) $    32,245
 Accumulated net realized gain (loss) on
  investments..................................   (3,505,892)    1,545,566       (90,438)    1,787,488       11,932
 Unrealized appreciation/depreciation of
  investments..................................    4,350,057    28,750,479     1,050,459    11,760,079    3,895,880
 Par value (Note 5)............................       12,209        40,845        34,002        21,603        8,521
 Paid-in capital in excess of par value........  121,376,665   378,811,995   243,929,090   187,724,652   60,879,555
                                                ------------  ------------  ------------  ------------  -----------
  Total Net Assets............................. $122,228,808  $409,182,642  $244,925,984  $201,289,261  $64,828,133
                                                ============  ============  ============  ============  ===========
Shares of Common Stock Outstanding.............   12,208,586    40,845,176    34,001,892    21,603,385    8,520,832
NET ASSET VALUE PER SHARE......................       $10.01        $10.02         $7.20         $9.32        $7.61
                                                      ======        ======         =====         =====        =====


                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Statements of Operations
Six Months Ended September 30, 2002 (Unaudited)


                                                                                         New York
                                                             Intermediate- Short-Term  Intermediate- California
                                                 Long-Term       Term      Tax-Exempt      Term      Tax-Exempt
                                                 Tax-Exempt   Tax-Exempt   Securities   Tax-Exempt     Income
                                                    Fund         Fund         Fund         Fund         Fund
-                                                ----------  ------------- ----------  ------------- ----------
INVESTMENT INCOME:
 Interest income................................ $2,326,108   $ 7,366,012  $2,343,047   $ 3,618,939  $1,183,347
                                                 ----------   -----------  ----------   -----------  ----------
EXPENSES:
 Investment advisory fees (Note 2)..............    288,208       662,378     310,504       484,157     152,622
 Administration fees (Note 2)...................     87,750       237,142     157,629       137,014      44,793
 Administrative servicing fees (Note 2).........     26,408        86,179      75,146         9,383      74,033
 Shareholder servicing agent fees (Note 2)......     14,971        16,205       6,605         7,273       2,489
 Registration and filing fees...................      8,179         8,213       8,490         8,808       5,230
 Legal and audit fees...........................      6,287        19,159      10,337         9,616       5,321
 Custodian fees.................................      5,561        15,259       6,412         8,976       6,679
 Shareholder reports............................      2,636         9,193       5,439         4,501       1,156
 Directors' fees and expenses (Note 2)..........      2,924         7,410       3,569         3,612         868
 Miscellaneous expenses.........................      4,682        12,933       6,558         4,593       4,514
                                                 ----------   -----------  ----------   -----------  ----------
  Total Expenses................................    447,606     1,074,071     590,689       677,933     297,705
  Fees waived and reimbursed by:
  Investment adviser (Note 2)...................     (6,355)      (31,686)    (71,805)       (6,042)   (158,245)
  Administrators (Note 2).......................    (25,016)      (78,428)    (42,287)      (38,668)    (12,445)
                                                 ----------   -----------  ----------   -----------  ----------
  Net Expenses..................................    416,235       963,957     476,597       633,223     127,015
                                                 ----------   -----------  ----------   -----------  ----------
NET INVESTMENT INCOME...........................  1,909,873     6,402,055   1,866,450     2,985,716   1,056,332
                                                 ----------   -----------  ----------   -----------  ----------
REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS (Note 1):
 Net realized gain on security transactions.....    581,965     1,662,347       1,826     2,650,041          23
 Change in unrealized appreciation/depreciation
  of investments during the period..............  5,956,351    23,299,409     872,391     9,463,878   2,776,206
                                                 ----------   -----------  ----------   -----------  ----------
 Net realized and unrealized gain on investments  6,538,316    24,961,756     874,217    12,113,919   2,776,229
                                                 ----------   -----------  ----------   -----------  ----------
 Net increase in net assets resulting from
  operations.................................... $8,448,189   $31,363,811  $2,740,667   $15,099,635  $3,832,561
                                                 ==========   ===========  ==========   ===========  ==========


                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Statements of Changes in Net Assets

                                                                                              New York
                                                                Intermediate-  Short-Term   Intermediate-  California
                                                   Long-Term        Term       Tax-Exempt       Term       Tax-Exempt
                                                   Tax-Exempt    Tax-Exempt    Securities    Tax-Exempt      Income
                                                      Fund          Fund          Fund          Fund          Fund
                                                  ------------  ------------- ------------  ------------- -----------
Six Months Ended September 30, 2002
 (Unaudited)
Net investment income............................ $  1,909,873  $  6,402,055  $  1,866,450  $  2,985,716  $ 1,056,332
Net realized gain on investments.................      581,965     1,662,347         1,826     2,650,041           23
Change in unrealized appreciation/depreciation
 of investments during the period................    5,956,351    23,299,409       872,391     9,463,878    2,776,206
                                                  ------------  ------------  ------------  ------------  -----------
Net increase in net assets resulting from
 operations......................................    8,448,189    31,363,811     2,740,667    15,099,635    3,832,561
Distributions to shareholders from net investment
 income..........................................   (1,937,739)   (6,456,097)   (1,874,487)   (2,989,785)  (1,042,649)
Increase in net assets from fund share
 transactions (Note 5)...........................      540,791    14,256,631    78,369,844    10,571,508    3,808,379
                                                  ------------  ------------  ------------  ------------  -----------
Net increase in net assets.......................    7,051,241    39,164,345    79,236,024    22,681,358    6,598,291
NET ASSETS:
 Beginning of period.............................  115,177,567   370,018,297   165,689,960   178,607,903   58,229,842
                                                  ------------  ------------  ------------  ------------  -----------
 End of period (1)............................... $122,228,808  $409,182,642  $244,925,984  $201,289,261  $64,828,133
                                                  ============  ============  ============  ============  ===========
--------
 (1) Including undistributed (distributions in
     excess of) net investment income............ $     (4,231) $     33,757  $      2,871  $     (4,561) $    32,245
                                                  ============  ============  ============  ============  ===========
Year Ended March 31, 2002
Net investment income............................ $  4,637,941  $ 13,529,620  $  3,104,399  $  5,806,019  $ 2,013,252
Net realized gain on investments.................    1,302,361     4,854,893       948,837     1,147,824       12,210
Change in unrealized appreciation/depreciation
 of investments during the year..................   (3,180,187)   (9,712,520)     (918,670)   (2,946,756)    (267,448)
                                                  ------------  ------------  ------------  ------------  -----------
Net increase in net assets resulting from
 operations......................................    2,760,115     8,671,993     3,134,566     4,007,087    1,758,014
Distributions to shareholders:...................
 From net investment income......................   (4,655,891)  (13,510,639)   (3,092,479)   (5,806,511)  (2,008,228)
 From net realized gain on investments...........           --    (2,341,038)     (220,927)           --      (80,718)
Increase (decrease) in net assets from fund share
 transactions (Note 5)...........................  (18,441,746)   36,027,625    82,533,159    35,986,624    3,956,191
                                                  ------------  ------------  ------------  ------------  -----------
Net increase (decrease) in net assets............  (20,337,522)   28,847,941    82,354,319    34,187,200    3,625,259
NET ASSETS:
 Beginning of year...............................  135,515,089   341,170,356    83,335,641   144,420,703   54,604,583
                                                  ------------  ------------  ------------  ------------  -----------
 End of year (2)................................. $115,177,567  $370,018,297  $165,689,960  $178,607,903  $58,229,842
                                                  ============  ============  ============  ============  ===========
--------
 (2) Including undistributed (distributions in
     excess of) net investment income............ $     23,635  $     87,799  $     10,908  $       (492) $    18,562
                                                  ============  ============  ============  ============  ===========

                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Financial Highlights -- Selected Per Share Data and Ratios


For a Fund share outstanding throughout each period.

                                                                                               Distributions
                                     Net Asset             Net Realized    Total    Dividends    From Net
                                      Value,      Net     and Unrealized    From     From Net    Realized
                                     Beginning Investment  Gain (Loss)   Investment Investment    Gain on
                                     of Period   Income   on Investments Operations   Income    Investments
                                     --------- ---------- -------------- ---------- ---------- -------------
LONG-TERM TAX-EXEMPT FUND -- (2/5/86*)
 Year Ended March 31,
 1998...............................  $ 9.43     $0.44        $ 0.71       $ 1.15     $(0.43)     $(0.12)
 1999...............................   10.03      0.42          0.12         0.54      (0.42)      (0.28)
 2000...............................    9.87      0.42         (0.82)       (0.40)     (0.42)      (0.06)
 2001...............................    8.99      0.40          0.63         1.03      (0.40)         --
 2002...............................    9.62      0.36         (0.14)        0.22      (0.36)         --
 Six Months Ended September 30, 2002
  (Unaudited).......................    9.48      0.16          0.53         0.69      (0.16)         --
INTERMEDIATE-TERM TAX-EXEMPT FUND -- (12/3/85*)
 Year Ended March 31,
 1998...............................  $ 9.11     $0.42        $ 0.37       $ 0.79     $(0.41)     $(0.01)
 1999...............................    9.48      0.38          0.14         0.52      (0.38)      (0.13)
 2000...............................    9.49      0.37         (0.43)       (0.06)     (0.37)         --
 2001...............................    9.06      0.38          0.51         0.89      (0.38)         --
 2002...............................    9.57      0.35         (0.12)        0.23      (0.35)      (0.06)
 Six Months Ended September 30, 2002
  (Unaudited).......................    9.39      0.16          0.63         0.79      (0.16)         --
SHORT-TERM TAX-EXEMPT SECURITIES FUND -- (12/31/92*)
 Year Ended March 31,
 1998...............................  $ 7.03     $0.27        $ 0.08       $ 0.35     $(0.27)         --
 1999...............................    7.11      0.26          0.06         0.32      (0.26)         --
 2000...............................    7.17      0.25         (0.15)        0.10      (0.25)         --
 2001...............................    7.02      0.28          0.13         0.41      (0.28)         --
 2002...............................    7.15      0.20          0.03         0.23      (0.20)     $(0.01)
 Six Months Ended September 30, 2002
  (Unaudited).......................    7.17      0.07          0.03         0.10      (0.07)         --
NEW YORK INTERMEDIATE-TERM TAX-EXEMPT FUND -- (5/31/90*)
 Year Ended March 31,
 1998...............................  $ 8.45     $0.35        $ 0.34       $ 0.69     $(0.35)         --
 1999...............................    8.79      0.33          0.12         0.45      (0.33)     $(0.11)
 2000...............................    8.80      0.32         (0.37)       (0.05)     (0.32)      (0.09)
 2001...............................    8.34      0.33          0.49         0.82      (0.33)         --
 2002...............................    8.83      0.31         (0.09)        0.22      (0.31)         --
 Six Months Ended September 30, 2002
  (Unaudited).......................    8.74      0.14          0.58         0.72      (0.14)         --
CALIFORNIA TAX-EXEMPT INCOME FUND -- (10/1/96*)
 Year Ended March 31,
 1998...............................  $ 6.95     $0.28        $ 0.23       $ 0.51     $(0.28)         --
 1999...............................    7.18      0.27          0.07         0.34      (0.27)         --
 2000...............................    7.25      0.26         (0.18)        0.08      (0.26)         --
 2001...............................    7.07      0.26          0.23         0.49      (0.26)         --
 2002...............................    7.30      0.26         (0.02)        0.24      (0.26)     $(0.01)
 Six Months Ended September 30, 2002
  (Unaudited).......................    7.27      0.13          0.34         0.47      (0.13)         --

 * Commencement of Operations
(1)Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrators.
(2)Not Annualized
(3)Annualized
(4)Amount represents less than $0.01 per share.


                      See Notes to Financial Statements.

                                            Ratio of     Ratio of      Ratio
                                    Net       Net          Gross       of Net
              Net Asset           Assets,  Operating     Operating   Investment
               Value,             End of    Expenses     Expenses    Income to   Portfolio    Fee
    Total      End of    Total    Period   to Average   to Average    Average    Turnover   Waivers
Distributions  Period    Return   (000's)  Net Assets  Net Assets(1) Net Assets    Rate     (Note 2)
------------- --------- ------    -------- ----------  ------------- ----------  ---------  --------

   $(0.55)     $10.03   12.18%    $149,535    0.74%        0.81%        4.40%        83%     $0.01
    (0.70)       9.87    5.42%     182,447    0.76%        0.86%        4.17%        88%      0.01
    (0.48)       8.99   (4.01)%    121,998    0.75%        0.83%        4.54%        78%      0.01
    (0.40)       9.62   11.69%     135,515    0.77%        0.83%        4.33%        60%      0.01
    (0.36)       9.48    2.29%     115,178    0.72%        0.82%        3.66%        35%      0.01

    (0.16)      10.01    7.32%(2)  122,229    0.70%(3)     0.76%(3)     3.23%(3)     50%(3)    -- (4)

   $(0.42)     $ 9.48    8.81%    $271,016    0.58%        0.64%        4.47%        30%        --
    (0.51)       9.49    5.53%     323,988    0.58%        0.64%        3.95%        48%        --
    (0.37)       9.06   (0.58)%    292,671    0.57%        0.64%        4.06%        91%     $0.01
    (0.38)       9.57   10.07%     341,170    0.57%        0.64%        4.17%        84%      0.01
    (0.41)       9.39    2.41%     370,018    0.52%        0.64%        3.67%        67%      0.01

    (0.16)      10.02    8.51%(2)  409,183    0.50%(3)     0.56%(3)     3.33%(3)     21%(3)    -- (4)

   $(0.27)     $ 7.11    5.01%    $ 42,345    0.59%        0.65%        3.76%        58%        --
    (0.26)       7.17    4.51%      45,161    0.58%        0.65%        3.58%        47%        --
    (0.25)       7.02    1.39%      54,226    0.56%        0.63%        3.54%       130%        --
    (0.28)       7.15    5.94%      83,336    0.58%        0.65%        3.97%        42%        --
    (0.21)       7.17    3.20%     165,690    0.48%        0.55%        2.60%       111%     $0.01

    (0.07)       7.20    1.33%(2)  244,926    0.46%(3)     0.56%(3)     1.78%(3)     20%(3)    -- (4)

   $(0.35)     $ 8.79    8.35%    $131,294    0.71%        0.74%        4.08%        47%        --
    (0.44)       8.80    5.16%     154,827    0.73%        0.75%        3.75%        65%        --
    (0.41)       8.34   (0.51)%    126,378    0.73%        0.75%        3.82%        64%        --
    (0.33)       8.83   10.02%     144,421    0.73%        0.75%        3.90%        39%        --
    (0.31)       8.74    2.54%     178,608    0.67%        0.72%        3.53%        45%       -- (4)

    (0.14)       9.32    8.32%(2)  201,289    0.67%(3)     0.71%(3)     3.14%(3)     15%(3)    -- (4)

   $(0.28)     $ 7.18    7.42%    $ 32,566    0.50%        1.24%        3.90%        14%     $0.05
    (0.27)       7.25    4.74%      64,911    0.50%        1.08%        3.65%         5%      0.04
    (0.26)       7.07    1.13%      65,034    0.50%        0.95%        3.67%        16%      0.03
    (0.26)       7.30    7.09%      54,605    0.50%        0.97%        3.69%         6%      0.03
    (0.27)       7.27    3.32%      58,230    0.50%        0.87%        3.55%         4%      0.03

    (0.13)       7.61    6.48%(2)   64,828    0.42%(3)     0.98%(3)     3.46%(3)      9%(3)   0.02





                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2002 (Unaudited)
Long-Term Tax-Exempt Fund


Principal                                                        Value
 Amount                                                         (Note 1)
----------                                                    ------------
TAX-EXEMPT SECURITIES -- 86.45%
$5,000,000 Chicago, Illinois, General Obligation Bonds,
            (FGIC), 5.250%, 01/01/28......................... $  5,229,250
 5,000,000 +Clark County, Nevada, School District General
            Obligation Bonds, Series A,
            (FSA), 2.050%, 06/15/21..........................    5,000,000
 5,000,000 Colorado Springs, Colorado Utilities, Revenue
            Bonds, Series A, 5.000%, 11/15/29................    5,143,750
 5,000,000 +Emery County, Utah, Pollution Control Authority
            Revenue Bonds, Pacificorp Project,
            (AMBAC), 2.050%, 11/01/24........................    5,000,000
 5,000,000 Florida State Board of Education Capital Outlay
            General Obligation Bonds, Series A, 5.000%,
            06/01/27.........................................    5,108,400
 5,000,000 Florida State Jea St. Johns River Power Park
            System Revenue Bonds, 17th Series,
            5.250%, 10/01/13.................................    5,693,750
 4,500,000 +Lincoln County, Wyoming, Pollution Control
            Authority Revenue Bonds, Exxon
            Project, 2.000%, 08/01/15........................    4,500,000
 5,000,000 Long Island Power Authority, New York, Electric
            System Revenue Bonds, Series A,
            (MBIA), 5.250%, 12/01/26.........................    5,262,550
 5,000,000 Louisville & Jefferson County, Kentucky, Revenue
            Bonds, Series A, (FGIC), 4.750%, 05/15/28........    5,021,950
 5,000,000 Massachusetts State Turnpike Authority,
            Metropolitan Highway Systems Revenue Bonds,
            Series A, (AMBAC), 5.250%, 01/01/29..............    5,232,450
 3,000,000 +Minneapolis, Minnesota, General Obligation
            Bonds, Series A, 1.550%, 03/01/27................    3,000,000
 5,000,000 New Jersey Health Care Facilities Financing
            Authority Revenue Bonds, St. Barnabas Health
            Center, Series B, (MBIA), 4.750%, 07/01/28.......    5,039,300
 5,000,000 New York State Dormitory Authority, New York &
            Presbyterian Hospital Revenue Bonds,
            (AMBAC), 4.750%, 08/01/27........................    5,027,350

Principal                                                        Value
 Amount                                                         (Note 1)
----------                                                    ------------
TAX-EXEMPT SECURITIES -- (continued)
$5,000,000 New York State Metropolitan Transportation
            Authority Revenue Bonds,
            Series A, (AMBAC), 5.500%, 11/15/15.............. $  5,803,950
 5,000,000 Pennsylvania State General Obligation Bonds, 2nd
            Series, (FSA), 5.500%, 05/01/16..................    5,724,450
 5,000,000 Pennsylvania State University Revenue Bonds,
            Series A, 1.720%, 04/01/31.......................    5,000,000
 4,500,000 +Salt Lake County, Utah, Pollution Control
            Authority Revenue Bonds, Service Station
            Holdings Project, 2.050%, 02/01/08...............    4,500,000
 5,000,000 +St. Joseph County, Indiana, Educational
            Facilities Revenue Bonds, University of Notre
            Dame Du Lac Project, 2.050%, 03/01/37............    5,000,000
 5,000,000 Triborough Bridge & Tunnel Authority Revenue
            Bonds, Series A, (MBIA), 5.000%, 01/01/32........    5,141,300
 5,000,000 +University of Missouri Revenue Bonds, System
            Facilities, Series A, 2.000%, 11/01/31...........    5,000,000
 5,000,000 +Washington State, General Obligation Bonds,
            Series C, (FSA), 5.250%, 01/01/26................    5,237,500
                                                              ------------
                                                               105,665,950
                                                              ------------
TAX-EXEMPT SECURITIES -- BACKED BY LETTERS OF CREDIT --
 8.14%
           BAYERISCHE HYPO-UND VEREINSBANK
 4,700,000 Clark County, Nevada, Airport Improvement Revenue
            Bonds, Series A, (MBIA), 1.650%, 07/01/12........    4,700,000
           BAYERISCHE LANDESBANK
 5,250,000 +Baltimore, Maryland, Industrial Development
            Authority, Capital Acquisition Revenue Bonds,
            1.700%, 08/01/16.................................    5,250,000
                                                              ------------
                                                                 9,950,000
                                                              ------------
TAX-EXEMPT SECURITIES -- ESCROWED IN U.S.
GOVERNMENTS -- 4.11%
 5,000,000 New York City, New York, Metropolitan
            Transportation Authority Revenue Bonds, Commuter
            Facilities Project, Series B, (FGIC), 4.750%,
            07/01/26 (Escrowed to Maturity)..................    5,028,650
                                                              ------------


                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2002 (Unaudited)
Long-Term Tax-Exempt Fund -- (continued)


                                                              Value
Shares                                                       (Note 1)
-------                                                    ------------
OTHER INVESTMENTS -- 0.85%
707,777 Dreyfus Tax Exempt Cash Fund...................... $    707,777
326,078 Provident Tax-Exempt Municipal Fund...............      326,078
                                                           ------------
                                                              1,033,855
                                                           ------------

TOTAL INVESTMENTS (Cost $117,328,398*)............  99.55% $121,678,455
OTHER ASSETS & LIABILITIES (NET)..................   0.45       550,353
                                                   ------  ------------
NET ASSETS........................................ 100.00% $122,228,808
                                                   ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.
AMBAC--American Municipal Bond Assurance Corp.
FGIC--Financial Guaranty Insurance Corp.
FSA--Financial Security Assurance
MBIA--Municipal Bond Insurance Assoc.

Notes:
 These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

 At September 30, 2002, approximately, 12% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, which the Fund relies on. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

 At September 30, 2002, approximately, 13%, 21% and 11% of the net assets are invested in Illinois, New York and Texas municipal securities, respectively. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.


                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2002 (Unaudited)
Intermediate-Term Tax-Exempt Fund


 Principal                                                           Value
  Amount                                                            (Note 1)
-----------                                                       ------------
TAX-EXEMPT SECURITIES -- 93.30%
$10,000,000    Alabama State Public School & College Authority,
                Capital Improvement Revenue Bonds, Series D,
                (FGIC), 5.750%, 08/01/10......................... $ 11,760,800
 10,000,000    Arizona State Salt River Project, Agricultural
                Improvement & Power District Revenue Bonds,
                Series C, 6.500%, 01/01/09.......................   11,947,500
 10,000,000    Arizona State Transportation Board Highway
                Revenue Bonds, Series A, 6.000%, 07/01/08........   11,698,200
 10,000,000    +Clark County, Nevada, School District General
                Obligation Bonds, Series A, (FSA), 2.050%,
                06/15/21.........................................   10,000,000
 10,000,000    Colorado Springs, Colorado, Utilities Revenue
                Bonds, Series A, 5.250%, 11/15/10................   11,462,500
 10,000,000    Connecticut State Special Tax Obligation Revenue
                Bonds, Transportation Infrastructure, Series
                A, (FGIC), 5.500%, 10/01/10......................   11,657,100
 15,000,000    +East Baton Rouge, Louisiana, Pollution Control
                Authority Revenue Bonds, Exxon Project, 2.000%,
                03/01/22.........................................   15,000,000
 10,000,000    Florida State Division Board Finance Department,
                General Services Revenue Bonds, Series A,
                Department of Environmental
                Protection-Preservation 2000, (FGIC), 5.375%,
                07/01/10.........................................   11,449,200
 10,000,000    Florida State Jea St. Johns River Power Park
                System Revenue Bonds, 17th Series, 5.250%,
                10/01/13.........................................   11,387,500
 10,000,000    Georgia State General Obligation Bonds, Series
                C, 6.500%, 04/01/10..............................   12,220,800
 10,000,000    Hawaii State General Obligation Bonds, Series CY,
                (FSA), 5.500%, 02/01/12..........................   11,596,700
 16,000,000    +Hennepin County, Minnesota, General Obligation
                Bonds, Series B, 1.550%, 12/01/20................   16,000,000
 10,000,000    Houston, Texas, Public Improvement General
                Obligation Bonds, Series A, (FSA), 5.500%,
                03/01/10.........................................   11,512,500

 Principal                                                        Value
  Amount                                                         (Note 1)
-----------                                                    ------------
TAX-EXEMPT SECURITIES -- (continued)
$14,800,000 Iowa State, Finance Authority, Multifamily
             Housing Village Court Association Revenue Bonds,
             Series B, 1.700%, 11/01/15....................... $ 14,800,000
 10,000,000 Jefferson County, Colorado, School District
             General Obligation Bonds, (MBIA), 6.500%,
             12/15/11.........................................   12,647,900
 10,000,000 Kentucky State Property & Buildings Commission
             Revenue Bonds, Project No. 69, Series A,
             (FSA), 5.250%, 08/01/09..........................   11,412,500
 10,000,000 Kentucky State Property & Buildings Commission
             Revenue Bonds, Project No. 69, Series A,
             (FSA), 5.250%, 08/01/10..........................   11,450,000
 10,000,000 Kentucky State Turnpike Authority, Economic
             Development Road Revitalization Projects Revenue
             Bonds, (AMBAC), 5.500%, 07/01/08.................   11,463,000
 10,000,000 Massachusetts State Water Resource Authority
             Revenue Bonds, Series D, (MBIA), 5.500%, 08/01/09   11,546,000
  5,000,000 +Michigan State University Revenue Bonds, Series
             A, 2.000%, 08/15/32..............................    5,000,000
 10,000,000 New Jersey State General Obligation Bonds, Series
             D, 6.000%, 02/15/11..............................   12,000,000
 20,000,000 New Jersey State Transportation Trust Fund
             Authority, Transportation Systems Revenue
             Bonds, Series C, (FSA), 5.500%, 12/15/10.........   23,400,000
 10,000,000 New Jersey State Turnpike Authority Revenue
             Bonds, Series A, (MBIA), 5.750%, 01/01/10........   11,671,800
  9,700,000 +New York City, New York, Municipal Water & Sewer
             System Authority Revenue Bonds, Series
             C, 1.950%, 06/15/33..............................    9,700,000
 10,000,000 New York State Dormitory Authority, State
             University Educational Facilities Revenue Bonds,
             Series B, (FSA), 5.250%, 05/15/11................   11,500,300
 19,000,000 +Salt Lake County, Utah, Pollution Control
             Authority Revenue Bonds, Service Station
             Holdings Project, 2.050%, 02/01/08...............   19,000,000


                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2002 (Unaudited)
Intermediate-Term Tax-Exempt Fund -- (continued)


 Principal                                                        Value
  Amount                                                         (Note 1)
-----------                                                    ------------
TAX-EXEMPT SECURITIES -- (continued)
$10,000,000 San Antonio, Texas, Electric & Gas Revenue
             Bonds, 5.500%, 02/01/10.......................... $ 11,450,000
 10,000,000 South Carolina State Public Services Authority
             Revenue Bonds, Series A, (FSA), 5.500%, 01/01/11.   11,623,100
 10,000,000 Texas State General Obligation Bonds, Series
             A, 6.000%, 10/01/09..............................   11,838,600
 20,000,000 Texas State Lower Colorado River Authority
             Revenue Bonds, Series B, (FSA), 6.000%, 05/15/10.   23,555,400
                                                               ------------
                                                                381,751,400
                                                               ------------
TAX-EXEMPT SECURITIES -- ESCROWED IN U.S.
GOVERNMENTS -- 5.64%
 10,000,000 Chicago, Illinois, Metropolitan Water Reclamation
             District Authority General Obligation Bonds,
             Series A, 5.250%, 12/01/10 (Escrowed to Maturity)   11,512,500
 10,000,000 New Jersey State Transportation Trust Fund
             Authority, Transportation Systems Revenue Bonds,
             Series A, 5.250%, 06/15/11 (Escrowed to Maturity)   11,570,200
                                                               ------------
                                                                 23,082,700
                                                               ------------

                                                               Value
 Shares                                                       (Note 1)
---------                                                    ----------
OTHER INVESTMENTS -- 0.49%
  655,193 Dreyfus Tax Exempt Cash Fund...................... $  655,193
1,370,065 Provident Tax-Exempt Municipal Fund...............  1,370,065
                                                             ----------
                                                              2,025,258
                                                             ----------

TOTAL INVESTMENTS (Cost $378,108,879*)............  99.43% $406,859,358
OTHER ASSETS & LIABILITIES (NET)..................   0.57     2,323,284
                                                   ------  ------------
NET ASSETS........................................ 100.00% $409,182,642
                                                   ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.
AMBAC--American Municipal Bond Assurance Corp.
FGIC--Financial Guaranty Insurance Corp.
FSA--Financial Security Assurance
MBIA--Municipal Bond Insurance Assoc.

Notes:
 These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

 At September 30, 2002, approximately, 6% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, which the Fund relies on. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

 At September 30, 2002, approximately, 12% and 17% of the net assets are invested in New Jersey and Texas municipal securities, respectively. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.


                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2002 (Unaudited)
Short-Term Tax-Exempt Securities Fund


 Principal                                                        Value
  Amount                                                         (Note 1)
-----------                                                    ------------
TAX-EXEMPT SECURITIES -- 80.97%
$ 5,000,000 Alabama State General Obligation Bonds, Series
             A, 5.500%, 10/01/03.............................. $  5,193,650
  4,000,000 Arapahoe County, Colorado, School District No.
             005 Cherry Creek Authority General Obligation
             Bonds, Series A, 5.250%, 12/15/02................    4,030,200
  5,000,000 Arizona State, Transportation Board Highway
             Revenue Bonds, 4.500%, 07/01/03..................    5,111,650
  7,000,000 Chicago, Illinois, General Obligation Bonds,
             Series A, (AMBAC), 5.000%, 01/01/04..............    7,295,470
  5,000,000 Colorado Springs, Colorado Utilities Revenue
             Bonds, Series A, 5.000%, 11/15/03................    5,193,750
 15,000,000 Connecticut State General Obligation Bonds,
             Series F, 5.000%, 11/15/03.......................   15,581,250
  5,000,000 Connecticut State Special Tax Obligation Revenue
             Bonds, Transportation Infrastructure, Series
             B, 5.000%, 10/01/03..............................    5,175,100
  6,000,000 Delaware River Port Authority Revenue Bonds of
             Pennsylvania & New Jersey, Series B,
             (AMBAC), 5.250%, 01/01/04........................    6,273,960
  4,000,000 Jacksonville, Florida, Electric Authority Revenue
             Bonds, Series B, 5.000%, 10/01/02................    4,000,000
  5,000,000 Maryland State General Obligation Bonds, State &
             Local Facilities Loan, 1st Series, 5.125%,
             08/01/03.........................................    5,151,400
 10,000,000 Maryland State General Obligation Bonds, State &
             Local Facilities Loan, 2nd Series, 4.000%,
             02/01/04.........................................   10,327,300
 10,000,000 Massachusetts State General Obligation Bonds,
             Series A, 4.000%, 09/01/03.......................   10,229,900
  9,000,000 +Michigan State University Revenue Bonds, Series
             A, 2.000%, 08/15/32..............................    9,000,000
 11,000,000 +Minneapolis, Minnesota, General Obligation
             Bonds, 1.550%, 12/01/18..........................   11,000,000
  4,000,000 Minnesota State General Obligation Bonds, 5.000%,
             11/01/02.........................................    4,011,080
  5,000,000 Mississippi State General Obligation Bonds,
             Gaming Counties Highway Improvements Project,
             Series B, 4.500%, 10/01/03.......................    5,148,500

 Principal                                                        Value
  Amount                                                         (Note 1)
-----------                                                    ------------
TAX-EXEMPT SECURITIES -- (continued)
$ 5,000,000 New Mexico State Severance Tax Revenue Bonds,
             Series B, 4.750%, 07/01/03....................... $  5,119,750
  5,000,000 Ohio State General Obligation Bonds, Highway
             Capital Improvements, Series E, 5.250%, 05/01/03.    5,110,050
  5,000,000 Ohio State Highway Capital Improvements Authority
             General Obligation Bonds, Series F, 5.000%,
             05/01/04.........................................    5,262,150
  4,000,000 Pennsylvania State General Obligation Bonds, 1st
             Series, 5.000%, 01/15/03.........................    4,040,480
  5,000,000 San Antonio, Texas, Electric & Gas Revenue
             Bonds, 4.500%, 02/01/03..........................    5,049,550
  3,000,000 San Antonio, Texas, General Obligation
             Bonds, 4.000%, 08/01/03..........................    3,061,680
  5,000,000 Santa Fe, New Mexico, Public School District
             General Obligation Bonds, 4.000%, 08/01/03.......    5,102,350
 10,000,000 Seattle, Washington, Municipal Light & Power
             Revenue Bonds, 4.500%, 03/28/03..................   10,142,300
  6,000,000 South Carolina State Public Service Authority
             Revenue Bonds, Series A, 5.000%, 01/01/03........    6,052,380
  2,000,000 +St. Joseph County, Indiana, Educational
             Facilities Revenue Bonds, University of Notre
             Dame Du Lac Project, 2.050%, 03/01/37............    2,000,000
 10,000,000 +Texas State General Obligation Bonds, 1.400%,
             08/29/03.........................................    9,996,100
 10,000,000 Topeka, Kansas, General Obligation Bonds, Series
             A, 4.000%, 12/01/03..............................   10,274,900
  9,225,000 +University of Missouri Revenue Bonds, System
             Facilities, Series A, 2.000%, 11/01/31...........    9,225,000
  5,000,000 Utah State General Obligation Bonds, 5.500%,
             07/01/03.........................................    5,153,050
                                                               ------------
                                                                198,312,950
                                                               ------------
TAX-EXEMPT SECURITIES -- ESCROWED IN U.S.
GOVERNMENTS -- 18.88%
  5,000,000 Atlanta, Georgia, Water & Sewer Revenue
             Bonds, 5.000%, 01/01/09 (Prerefunded 01/01/04 @
             102).............................................    5,317,500


                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2002 (Unaudited)
Short-Term Tax-Exempt Securities Fund -- (continued)


 Principal                                                        Value
  Amount                                                         (Note 1)
-----------                                                    -------------
TAX-EXEMPT SECURITIES -- ESCROWED IN U.S.
GOVERNMENTS -- (continued)
$ 5,000,000 Connecticut State General Obligation Bonds,
             Series A, 5.650%, 03/15/12 (Prerefunded 03/15/04
             @ 101.5)......................................... $   5,375,900
  5,000,000 Georgia State Municipal Electric Authority
             Revenue Bonds, Project One, Sub-Series A,
             (AMBAC), 6.250%, 01/01/14 (Prerefunded 01/01/04
             @ 102)...........................................     5,394,300
  5,000,000 Illinois State, Metropolitan Pier & Exposition
             Revenue Bonds, 6.500%, 06/15/27 (Prerefunded
             06/15/03 @ 102)..................................     5,277,750
 10,000,000 New Jersey State Economic Development, Authority
             Market Transition Facilities Revenue Bonds,
             Series A, (MBIA), 5.875%, 07/01/11 (Prerefunded
             07/01/04 @ 102)..................................    10,962,500
  4,000,000 Orange County, Florida, Tourist Development Tax
             Revenue Bonds, Series B,
             (AMBAC), 6.000%, 10/01/21 (Prerefunded 10/01/02
             @ 100)...........................................     4,000,000
  3,500,000 University of Cincinnati, Ohio, General Revenue
             Bonds, Series O, 6.300%, 06/01/12 (Prerefunded
             12/01/02 @ 102)..................................     3,598,140
  6,000,000 Virginia State General Obligation
             Bonds, 6.400%, 06/01/08 (Prerefunded 06/01/03 @
             102).............................................     6,319,620
                                                               -------------
                                                                  46,245,710
                                                               -------------

                                                                  Value
  Shares                                                         (Note 1)
-----------                                                    ------------
OTHER INVESTMENTS -- 0.30%
    327,991 Dreyfus Tax Exempt Cash Fund...................... $    327,991
    405,440 Provident Tax-Exempt Municipal Fund...............      405,440
                                                               ------------
                                                                    733,431
                                                               ------------

TOTAL INVESTMENTS (Cost $244,241,632*)............ 100.15% $245,292,091
OTHER ASSETS & LIABILITIES (NET).................. (0.15)      (366,107)
                                                   ------  ------------
NET ASSETS........................................ 100.00% $244,925,984
                                                   ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.
AMBAC--American Municipal Bond Assurance Corp.
MBIA--Municipal Bond Insurance Assoc.

Notes:
 These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

 At September 30, 2002, approximately, 19% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, which the Fund relies on. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

 At September 30 2002, approximately, 13% of the net assets are invested in Connecticut municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.


                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2002 (Unaudited)
New York Intermediate-Term Tax-Exempt Fund


 Principal                                                        Value
  Amount                                                         (Note 1)
-----------                                                    ------------
TAX-EXEMPT SECURITIES -- 73.35%
$10,000,000 Long Island Power Authority, New York Electric
             Authority Revenue Bonds, Series A,
             (AMBAC), 5.500%, 12/01/09........................ $ 11,620,800
  5,000,000 Nassau County, New York, Interim Finance
             Authority Revenue Bonds, Series A,
             (MBIA), 5.750%, 11/15/11.........................    5,916,650
  2,800,000 Nassau County, New York, Interim Finance
             Authority Revenue Bonds, Series B,
             (FSA), 1.550%, 11/15/22..........................    2,800,000
 10,000,000 New York City, New York, Municipal Water Finance
             Authority Revenue Bonds, Series B,
             (FSA), 5.250%, 06/15/13..........................   11,211,300
 10,000,000 New York City, New York, Transitional Finance
             Authority Revenue Bonds, Series C, 5.500%,
             02/01/09.........................................   11,425,000
  5,000,000 New York State Dormitory Authority, Columbia
             University Revenue Bonds, Series A, 5.750%,
             07/01/08.........................................    5,823,550
  5,000,000 New York State Dormitory Authority, New York
             University Revenue Bonds, Series A,
             (AMBAC), 5.750%, 07/01/12........................    5,987,500
  9,500,000 +New York State Energy, Research and Development
             Authority Revenue Bonds, Orange & Rockland
             Project, Series A, (AMBAC), 1.600%, 08/01/15.....    9,500,000
  8,000,000 New York State Environmental Facilities Authority
             Revenue Bonds, Series E, (MBIA), 5.500%, 06/15/08    9,090,720
 10,000,000 New York State Metropolitan Transportation
             Authority Revenue Bonds, Series A,
             (AMBAC), 5.500%, 11/15/15........................   11,607,900
  9,000,000 +New York State Power Authority Revenue Bonds,
             Series 1, 1.600%, 02/15/21.......................    9,000,000
 10,000,000 New York State Thruway Authority Service
             Construction Revenue Bonds, Local Highway &
             Bridge Project, 5.500%, 04/01/14.................   11,507,800

 Principal                                                        Value
  Amount                                                         (Note 1)
-----------                                                    ------------
TAX-EXEMPT SECURITIES -- (continued)
$ 5,000,000 New York State Urban Development Revenue Bonds,
             Correctional Facilities, Series A, 6.500%,
             01/01/10......................................... $  6,012,450
  4,500,000 Port Authority New York & New Jersey Special
             Obligation Revenue Bonds, Versatile Structure
             Obligations, Series 2, 1.950%, 05/01/19..........    4,500,000
  4,900,000 +Port Authority New York & New Jersey Special
             Obligation Revenue Bonds, Versatile Structure
             Obligations, Series 3, 2.000%, 06/01/20..........    4,900,000
  5,000,000 Puerto Rico Electric Power Authority Revenue
             Bonds, Series BB, (MBIA), 6.000%, 07/01/11.......    6,102,900
  9,500,000 +Suffolk County, New York, Bond Anticipation
             Notes, 1.650%, 11/01/02..........................    9,500,000
 10,000,000 Triborough Bridge & Tunnel Authority Revenue
             Bonds, Series A, (FGIC), 5.250%, 01/01/14........   11,128,200
                                                               ------------
                                                                147,634,770
                                                               ------------
TAX-EXEMPT SECURITIES -- BACKED BY LETTERS
OF CREDIT -- 6.53%
            BANK ONE
  9,650,000 +New York State Energy, Research and Development
             Authority Revenue Bonds, Niagara Mohawk Power,
             Series C, 1.950%, 12/01/25.......................    9,650,000
            BAYERISCHE LANDESBANK
  3,500,000 +New York State Local Assistance Revenue Bonds,
             Series A, 1.650%, 04/01/22.......................    3,500,000
                                                               ------------
                                                                 13,150,000
                                                               ------------
TAX-EXEMPT SECURITIES -- ESCROWED IN U.S.
GOVERNMENTS -- 16.94%
 10,000,000 Metropolitan Transportation Authority of New
             York, Transportation Facilities Revenue Bonds,
             Series A, (FGIC), 5.250%, 04/01/11 (Escrowed to
             Maturity)........................................   11,303,700
  5,000,000 Metropolitan Transportation Authority of New
             York, Transportation Facilities Revenue Bonds,
             Series A, (FGIC), 5.000%, 04/01/10 (Escrowed to
             Maturity)........................................    5,588,650

                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2002 (Unaudited)
New York Intermediate-Term Tax-Exempt Fund -- (continued)


 Principal                                                        Value
  Amount                                                         (Note 1)
-----------                                                    ------------
TAX-EXEMPT SECURITIES -- ESCROWED IN U.S.
GOVERNMENTS -- (continued)
$ 5,000,000 Metropolitan Transportation Authority of New
             York, Transportation Facilities Revenue Bonds,
             Series M, (FGIC), 5.500%, 07/01/08 (Escrowed to
             Maturity)........................................ $  5,774,650
 10,000,000 New York City, New York, Transitional Finance
             Authority Revenue Bonds, Series A, 5.250%,
             08/15/09 (Prerefunded 08/15/07 @ 101)............   11,440,100
                                                               ------------
                                                                 34,107,100
                                                               ------------

  Shares
-----------
OTHER INVESTMENT -- 1.87%
  3,754,488 Provident Institutional New York Money Fund.......    3,754,488
                                                               ------------

TOTAL INVESTMENTS (Cost $186,886,279*)............  98.69% $198,646,358
OTHER ASSETS & LIABILITIES (NET)..................   1.31     2,642,903
                                                   ------  ------------
NET ASSETS........................................ 100.00% $201,289,261
                                                   ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.
AMBAC--American Municipal Bond Assurance Corp.
FGIC--Financial Guaranty Insurance Corp.
FSA--Financial Security Assurance
MBIA--Municipal Bond Insurance Assoc.

Notes:
 These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

 At September 30, 2002, approximately, 23% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, which the Fund relies on. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

 At September 30, 2002, approximately, 91% of the net assets are invested in New York municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.


                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2002 (Unaudited)
California Tax-Exempt Income Fund

Principal                                                          Value
 Amount                                                           (Note 1)
----------                                                       -----------
TAX-EXEMPT SECURITIES -- 82.66%
$  545,000    Alameda-Contra Costa, California, Certificates of
               Participation, Transportation District,
               (AMBAC), 4.000%, 08/01/12........................ $   580,425
   595,000    Berkeley, California, Unified School District,
               General Obligation Bonds, (FGIC), 4.375%,
               08/01/06.........................................     654,197
   250,000    Burbank, California, Unified School District,
               General Obligation Bonds, (FGIC), 4.100%,
               08/01/03.........................................     255,720
    35,000    California Educational Facilities Authority,
               Santa Clara University Revenue Bonds,
               (MBIA), 4.900%, 09/01/06.........................      39,248
   750,000    California Educational Facilities Authority,
               Stanford University Revenue Bonds, Series
               R, 5.000%, 11/01/11..............................     871,875
   225,000    California Health Facilities Financing Authority
               Revenue Bonds, Cedar-Sinai Medical Center,
               Series A, (MBIA), 4.250%, 08/01/03...............     230,425
   275,000    California State Department of Transportation,
               Certificates of Participation, Series A,
               (MBIA), 4.400%, 03/01/04.........................     286,957
 1,000,000    California State Department of Water Resources
               Central Valley Project Revenue Bonds, Series
               T, 5.000%, 12/01/11..............................   1,123,030
   500,000    California State Department of Water Resources
               Central Valley Project Revenue Bonds, Series
               U, 4.000%, 12/01/06..............................     545,370
   250,000    California State Public Works Board, Lease
               Revenue Bonds, Department of Corrections, Series
               D, (MBIA), 4.850%, 09/01/08......................     283,157
   700,000    California State Public Works Board, Lease
               Revenue Bonds, Department of Health Services,
               Series A, 4.350%, 11/01/03.......................     717,745
   750,000    California State, General Obligation
               Bonds, 6.250%, 04/01/08..........................     880,087
   750,000    California State, General Obligation Bonds,
               (MBIA), 7.500%, 10/01/07.........................     934,627






Principal                                                       Value
 Amount                                                        (Note 1)
----------                                                    -----------
TAX-EXEMPT SECURITIES -- (continued)
$  315,000 Central Coast, Water Authority, California,
            Revenue Bonds, State Water Project, Series A,
            (AMBAC), 6.000%, 10/01/05........................ $   356,555
 1,000,000 Central Valley School District Financing
            Authority, California, School District General
            Obligation Bonds, Series A, (MBIA), 6.150%,
            08/01/09.........................................   1,218,640
   550,000 Central Valley School District Financing
            Authority, California, School District General
            Obligation Bonds, Series A, (MBIA), 5.850%,
            08/01/04.........................................     594,836
 1,100,000 Cerritos, California, Public Financing Authority
            Tax Allocation Bonds, Redevelopment Project,
            Series A, (AMBAC), 3.000%, 11/01/10..............   1,113,750
   545,000 Chino Basin, California, Regional Financing
            Authority Municipal Water District Sewer System
            Project, (AMBAC), 7.000%, 08/01/05...............     626,363
   350,000 Contra Costa County, California, Certificates of
            Participation, Capital Projects,
            (AMBAC), 4.625%, 02/01/07........................     387,439
 1,000,000 Contra Costa, California, Transportation
            Authority Sales Tax Revenue Bonds, Series A,
            (FGIC), 6.000%, 03/01/04.........................   1,065,780
   550,000 Contra Costa, California, Transportation
            Authority Sales Tax Revenue Bonds, Series A,
            (FGIC), 6.000%, 03/01/07.........................     640,409
 1,000,000 Contra Costa, California, Transportation
            Authority Sales Tax Revenue Bonds, Series A,
            (FGIC), 6.000%, 03/01/08.........................   1,185,540
   750,000 East Bay, California, Regional Park District
            Authority General Obligation Bonds, 5.000%,
            09/01/07.........................................     851,730
   250,000 Escondido, California, Unified School District
            General Obligation Bonds, Series A,
            (FGIC), 5.000%, 09/01/08.........................     286,522
 1,150,000 Fairfield-Suisun, Unified School District,
            California, General Obligation Bonds,
            (MBIA), 4.250%, 08/01/10.........................   1,265,000

                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2002 (Unaudited)
California Tax-Exempt Income Fund -- (continued)

Principal                                                       Value
 Amount                                                        (Note 1)
----------                                                    -----------
TAX-EXEMPT SECURITIES -- (continued)
$  155,000 Fresno, California, Sewer Revenue Bonds, Series
            A-1, (AMBAC), 4.800%, 09/01/06................... $   173,230
   750,000 Glendale, California, Unified School District
            General Obligation Bonds, Series D,
            (MBIA), 4.500%, 09/01/13.........................     815,625
   695,000 Golden West Schools Financing Authority,
            California, Revenue Bonds, School District
            Project, Series A, (MBIA), 6.200%, 02/01/03......     706,245
   745,000 Los Altos, California, School District General
            Obligation Bonds, Series A, (FSA), 5.000%,
            08/01/06.........................................     836,307
   200,000 Los Angeles County, California, Public Works
            Financing Authority, Lease Revenue Bonds, Series
            A, (MBIA), 6.000%, 09/01/03......................     208,446
   300,000 Los Angeles County, California, Public Works
            Financing Authority, Revenue Bonds, Regional
            Park & Open Space District, Series A, 5.250%,
            10/01/05.........................................     332,541
   655,000 Los Angeles County, California, Public Works
            Financing Authority, Revenue Bonds, Regional
            Park & Open Space District, Series A, 5.000%,
            10/01/04.........................................     700,948
   230,000 Los Angeles County, California, Schools
            Regionalized Business Services Certificates of
            Participation, Local Educational Agencies,
            Series B, (MBIA), 4.400%, 07/01/03...............     235,260
   500,000 Los Angeles, California, Department of Airports
            Revenue Bonds, Series A, (FGIC), 6.000%, 05/15/05     557,785
   150,000 Los Angeles, California, Municipal Improvement
            Revenue Bonds, Series A, (FSA), 4.875%, 02/01/06.     165,444
   750,000 Los Angeles, California, Municipal Improvement
            Revenue Bonds, Series B, (AMBAC), 4.600%,
            02/01/06.........................................     820,575
   400,000 Los Angeles, California, Municipal Improvement
            Revenue Bonds, Series B, (AMBAC), 4.300%,
            02/01/04.........................................     415,848






Principal                                                       Value
 Amount                                                        (Note 1)
----------                                                    -----------
TAX-EXEMPT SECURITIES -- (continued)
$  400,000 Los Angeles, California, State Building Authority
            Revenue Bonds, State of California Department of
            General Services, Series A, 5.600%, 05/01/04..... $   425,668
   500,000 Los Angeles, California, Unified School District
            General Obligation Bonds, Series A,
            (FGIC), 4.400%, 07/01/03.........................     511,435
 1,000,000 Los Angeles, California, Wastewater System
            Revenue Bonds, Series A, (FGIC), 5.500%, 06/01/10   1,179,680
   350,000 M-S-R Public Power Agency, California, Revenue
            Bonds, Series F, (AMBAC), 5.650%, 07/01/03.......     361,235
 1,120,000 Marin, California, Municipal Water District
            Revenue Bonds, (AMBAC), 4.000%, 07/01/10.........   1,211,336
   700,000 Metropolitan Water District of Southern
            California, General Obligation Bonds, 4.250%,
            03/01/08.........................................     771,687
 1,000,000 Metropolitan Water District of Southern
            California, Revenue Bonds, 5.750%, 07/01/09......   1,198,460
   250,000 Metropolitan Water District of Southern
            California, Revenue Bonds, Series A, 4.250%,
            07/01/03.........................................     255,435
   200,000 Metropolitan Water District of Southern
            California, Revenue Bonds, Series B,
            (MBIA), 5.250%, 07/01/07.........................     228,770
   975,000 Modesto, California, Irrigation District
            Financing Authority Revenue Bonds, Series A,
            (MBIA), 5.450%, 10/01/07.........................   1,122,342
   500,000 Napa County, California, Flood Protection &
            Watershed Improvement Revenue Bonds, Series A,
            (FGIC), 5.000%, 06/15/13.........................     556,250
   250,000 Northern California Power Agency, Public Power
            Revenue Bonds, Geothermal Project, Series A,
            (AMBAC), 5.500%, 07/01/05........................     277,282
   125,000 Northern California Power Agency, Public Power
            Revenue Bonds, Series A, (AMBAC), 5.600%,
            07/01/06.........................................     142,707
   250,000 Novato, California, General Obligation Bonds,
            Series A, (MBIA), 6.250%, 08/01/07...............     297,140

                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2002 (Unaudited)
California Tax-Exempt Income Fund -- (continued)

Principal                                                       Value
 Amount                                                        (Note 1)
----------                                                    -----------
TAX-EXEMPT SECURITIES -- (continued)
$1,100,000 Orange County, California, Local Transportation
            Authority Sales Tax Revenue Bonds, 1st Senior,
            (AMBAC), 6.000%, 02/15/08........................ $ 1,302,510
 1,000,000 Orange County, California, Local Transportation
            Authority Sales Tax Revenue Bonds, 2nd Senior,
            (FGIC), 6.000%, 02/15/07.........................   1,162,790
 1,000,000 Rancho, California, Water District Financing
            Authority Revenue Bonds, Series A,
            (FSA), 5.500%, 08/01/10..........................   1,183,170
   250,000 Sacramento County, California, Certificates of
            Participation, Public Facilities Project,
            (MBIA), 4.875%, 02/01/05.........................     269,943
   255,000 Sacramento, California, City Financing Authority
            Lease Revenue Bonds, Series A, (AMBAC), 5.050%,
            11/01/06.........................................     288,729
   300,000 San Bernardino County, California, Certificates
            of Participation, Medical Center Financing
            Project, (MBIA), 5.500%, 08/01/07................     346,140
   255,000 San Bernardino County, California, Transportation
            Authority Sales Tax Revenue Bonds, Series A,
            (MBIA), 4.625%, 03/01/05.........................     274,240
 1,000,000 San Diego County, California, Certificates of
            Participation, (AMBAC), 5.000%, 11/01/11.........   1,157,500
   250,000 San Diego, California, General Obligation Bonds,
            Public Safety Communication Project, 6.500%,
            07/15/08.........................................     305,333
   750,000 San Diego, California, Metropolitan Transit
            Development Board Authority Revenue
            Bonds, 5.100%, 09/01/03..........................     775,725
   175,000 San Diego, California, Open Space Park General
            Obligation Bonds, 5.500%, 01/01/04...............     184,084
   300,000 San Diego, California, Public Facilities
            Financing Authority Sewer Revenue Bonds, Series
            B, (FGIC), 5.000%, 05/15/08......................     338,964
   875,000 San Francisco, California, Bay Area Rapid Transit
            District, Sales Tax Revenue Bonds, 5.500%,
            07/01/07.........................................   1,007,361

Principal                                                       Value
 Amount                                                        (Note 1)
----------                                                    -----------
TAX-EXEMPT SECURITIES -- (continued)
$1,500,000 San Francisco, California, City & County Airports
            Commission Airport Revenue Bonds, 2nd Series,
            Issue 20, (MBIA), 5.000%, 05/01/06............... $ 1,669,440
 1,000,000 San Francisco, California, City & County General
            Obligation Bonds, (FSA), 5.000%, 06/15/08........   1,144,580
   680,000 San Francisco, California, City & County General
            Obligation Bonds, Series 1, (FGIC), 4.500%,
            06/15/05.........................................     735,087
 1,020,000 San Francisco, California, City & County Parking
            Authority Revenue Bonds, Parking Meter Project,
            Series 1, (FGIC), 4.000%, 06/01/06...............   1,103,671
   325,000 San Francisco, California, City & County Public
            Utilities Commission Water Revenue Bonds, Series
            A, 6.500%, 11/01/04..............................     357,273
   500,000 San Jose, California, Redevelopment Agency Tax
            Allocation Bonds, Merged Area Redevelopment
            Project, (AMBAC), 5.000%, 08/01/07...............     567,950
   625,000 San Jose, California, Redevelopment Agency Tax
            Allocation Bonds, Merged Area Redevelopment
            Project, (AMBAC), 4.750%, 08/01/05...............     682,294
   300,000 San Mateo County, California, Joint Powers
            Financing Authority Revenue Bonds, San Mateo
            County Health Care Center, Series A,
            (FSA), 5.600%, 07/15/04..........................     321,999
   500,000 San Mateo County, California, Transportation
            Authority Revenue Bonds, Series A,
            (MBIA), 4.200%, 06/01/04.........................     523,575
   750,000 San Mateo County, California, Transportation
            District, Sales Tax Revenue Bonds, Series A,
            (FSA), 5.000%, 06/01/09..........................     862,883
   150,000 Santa Barbara County, California, Local
            Transportation Authority Sales Tax Revenue
            Bonds, (FGIC), 4.900%, 04/01/06..................     158,907
   510,000 Santa Barbara, California, Waterfront
            Certificates of Participation, (AMBAC), 4.125%,
            10/01/12.........................................     552,350
 1,075,000 Santa Clara County, California, Financing
            Authority, Series A, (AMBAC), 4.500%, 05/15/12...   1,158,313


                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2002 (Unaudited)
California Tax-Exempt Income Fund -- (continued)

Principal                                                       Value
 Amount                                                        (Note 1)
----------                                                    -----------
TAX-EXEMPT SECURITIES -- (continued)
$  175,000 Santa Clara County, California, Financing
            Authority, Series A, (AMBAC), 4.300%, 11/15/03... $   180,819
   500,000 Santa Clara County, California, Transportation
            District, Sales Tax Revenue Bonds, Series
            A, 4.500%, 06/01/06..............................     547,985
 1,000,000 Southern California Public Power Authority
            Revenue Bonds, Series A, (MBIA), 5.250%, 07/01/09   1,156,100
 1,000,000 Southern California Public Power Authority
            Revenue Bonds, Southern Transmission, Series B,
            (FSA), 4.250%, 07/01/11..........................   1,095,000
   600,000 University of California Revenue Bonds,
            Multi-Purpose Projects, Series F, (FGIC),
            5.000%, 09/01/08.................................     667,410
                                                              -----------
                                                               53,585,233
                                                              -----------
TAX-EXEMPT SECURITIES -- ESCROWED IN U.S.
GOVERNMENTS -- 13.98%
   100,000 California Educational Facilities Authority
            Revenue Bonds, Santa Clara University Project,
            (MBIA), 4.900%, 09/01/06 (Escrowed to Maturity)..     112,259
   300,000 California State Public Works Board Lease Revenue
            Bonds, Secretary of State, Series A, 6.750%,
            12/01/12 (Prerefunded 12/01/02 @ 102)............     308,730
   260,000 California State Public Works Board Lease Revenue
            Bonds, Various California State University
            Projects, Series A, 6.625%,
            10/01/10 (Prerefunded 10/01/02 @ 102)............     265,200
   200,000 California State Public Works Board Lease Revenue
            Bonds, Various University of California
            Projects, Series A, 6.600%,
            12/01/22 (Prerefunded 12/01/02 @ 102)............     205,770
   200,000 California State Public Works Board Lease Revenue
            Bonds, Various University of California
            Projects, Series A, (AMBAC), 6.400%,
            12/01/16 (Prerefunded 12/01/02 @ 102)............     205,706
 1,305,000 California State, General Obligation Bonds,
            5.900%, 04/01/23 (Prerefunded 04/01/03 @ 102)....   1,361,428






Principal                                                       Value
 Amount                                                        (Note 1)
----------                                                    -----------
TAX-EXEMPT SECURITIES -- ESCROWED IN U.S.
GOVERNMENTS -- (continued)
$  750,000 California State, General Obligation Bonds,
            (FGIC), 6.000%, 08/01/19 (Prerefunded 08/01/04 @
            102)............................................. $   828,825
   500,000 Central Coast Water Authority, California,
            Revenue Bonds, State Water Project,
            (AMBAC), 6.600%, 10/01/22 (Prerefunded 10/01/02
            @ 102)...........................................     510,000
 1,000,000 Long Beach, California, Water Revenue
            Bonds, 6.250%, 05/01/24 (Prerefunded 05/01/04 @
            102).............................................   1,097,470
   125,000 Los Angeles, California, Department of Water &
            Power Revenue Bonds, (AMBAC), 4.600%,
            08/15/06 (Escrowed to Maturity)..................     130,880
   125,000 Los Angeles, California, Department of Water &
            Power Revenue Bonds, (AMBAC), 4.600%,
            08/15/06 (Prerefunded 08/15/03 @ 102)............     131,182
 1,000,000 Marin, California, Municipal Water District,
            Revenue Bonds, 5.250%, 07/01/05 (Prerefunded
            07/01/03 @ 102)..................................   1,049,110
   125,000 Northern California Power Agency, Public Power
            Revenue Bonds, Series A, (AMBAC), 5.600%,
            07/01/06 (Escrowed to Maturity)..................     142,854
   400,000 Sacramento County, California, Sanitation
            District Revenue Bonds, 5.500%,
            12/01/05 (Escrowed to Maturity)..................     450,264
   825,000 San Bernardino County, California, Certificates
            of Participation, Medical Center Financing
            Project, Series A, (MBIA), 5.500%,
            08/01/22 (Prerefunded 08/01/05 @ 102)............     936,293
   500,000 San Francisco, California, Bay Area Rapid Transit
            District, Sales Tax Revenue Bonds,
            (FGIC), 5.500%, 07/01/20 (Prerefunded 07/01/05 @
            101).............................................     560,960

                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2002 (Unaudited)
California Tax-Exempt Income Fund -- (continued)

Principal                                                       Value
 Amount                                                        (Note 1)
----------                                                    -----------
TAX-EXEMPT SECURITIES -- ESCROWED IN U.S.
GOVERNMENTS -- (continued)
$  250,000 Santa Monica-Malibu, Unified School District,
            California, General Obligation Bonds, Public
            School Facilities Reconstruction
            Projects, 5.500%, 08/01/15 (Prerefunded 08/01/03
            @ 102)........................................... $   263,883
   500,000 Ventura County, California, Community College
            District Certificates of Participation,
            Financing Project, (AMBAC), 4.000%,
            12/01/02 (Escrowed to Maturity)..................     502,360
                                                              -----------
                                                                9,063,174
                                                              -----------
 Shares
----------
OTHER INVESTMENTS -- 8.11%
 2,459,156 Federated California Money Fund...................   2,459,156
 2,797,262 Provident California Money Fund...................   2,797,262
                                                              -----------
                                                                5,256,418
                                                              -----------

TOTAL INVESTMENTS (Cost $64,008,945*)............. 104.75% $67,904,825
OTHER ASSETS & LIABILITIES (NET)..................  (4.75)  (3,076,692)
                                                   ------  -----------
NET ASSETS........................................ 100.00% $64,828,133
                                                   ======  ===========






--------
* Aggregate cost for Federal tax and book purposes.
AMBAC--American Municipal Bond Assurance Corp.
FGIC--Financial Guaranty Insurance Corp.
FSA--Financial Security Assurance
MBIA--Municipal Bond Insurance Assoc.

Notes:
 These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

 At September 30, 2002, approximately, 14% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, which the Fund relies on. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

 At September 30, 2002, approximately, 94% of the net assets are invested in California municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.

                      See Notes to Financial Statements.

                       EXCELSIOR TAX-EXEMPT FUNDS, INC.

                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.  Significant Accounting Policies

   Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund") was incorporated under the laws of the State of Maryland on August 8, 1984 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

   Excelsior Tax-Exempt Fund currently offers shares in seven managed investment portfolios, each having its own investment objectives and policies. The following is a summary of significant accounting policies for Long-Term Tax-Exempt Fund, Intermediate-Term Tax-Exempt Fund, Short-Term Tax-Exempt Securities Fund, New York Intermediate-Term Tax-Exempt Fund and California Tax-Exempt Income Fund (the "Portfolios"). Such policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by Excelsior Tax-Exempt Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The financial statements for the remaining portfolios of Excelsior Tax-Exempt Fund and Excelsior Funds, Inc. ("Excelsior Fund") are presented separately.

   (a) Portfolio valuation:

      Securities are valued each business day as of the close of the New York Stock Exchange after consultation with an independent pricing service (the "Service"). When in the judgement of the Service, quoted bid prices for securities are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and ask prices (as calculated by the Service based upon its evaluation of the market for such securities). Short-term debt instruments with remaining maturities of 60 days or less, and variable rate demand notes and securities with put options exercisable within one year, are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value pursuant to guidelines adopted by Excelsior Tax-Exempt Fund's Board of Directors.

   (b) Security transactions and investment income:

      Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, including, where applicable, amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis.

   (c) Dividends and distributions to shareholders:

      Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

   (d) Expense allocation:

      Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated to the respective Portfolios based on average daily net assets.

2. Investment Advisory Fee, Administration Fee, Shareholder Servicing Agent and Related Party Transactions

   United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company (collectively with U.S. Trust NY, "U.S. Trust") serve as the investment adviser to the Portfolios. U.S. Trust has delegated the daily management of the security holdings of the California Tax-Exempt Income Fund to U.S. Trust Company, N.A. ("U.S. Trust, N.A."). For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rates of 0.30% of the average daily net assets of Short-Term Tax-Exempt Securities Fund, 0.35% of the average daily net assets of Intermediate-Term Tax-Exempt Fund and 0.50% of the average daily net assets of each of New York Intermediate-Term Tax-Exempt Fund, Long-Term Tax-Exempt Fund and California Tax-Exempt Income Fund. U.S. Trust, N.A. is compensated only by U.S. Trust and receives no fee directly from California Tax-Exempt Income Fund. U.S. Trust NY is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Connecticut state bank and trust company. U.S. Trust, N.A. is a national bank. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation ("Schwab").

   U.S. Trust Company, SEI Investments Global Funds Services (formerly, SEI Investments Mutual Funds Services) and Federated Services Company ("FSC") (collectively, the "Administrators") provide administrative services to Excelsior Tax-Exempt Fund. For the services provided to the Portfolios, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Tax-Exempt Fund, Excelsior Funds, Inc. and Excelsior Funds Trust (excluding the international equity portfolios of Excelsior Funds, Inc. and Excelsior Funds Trust), all of which are affiliated investment companies, as follows: 0.200% of the first $200 million, 0.175% of the next $200 million, and 0.150% over $400 million. Administration fees payable by each Portfolio of the three investment companies are determined in proportion to the relative average daily net assets of the respective Portfolios for the period paid. Until further notice to the Portfolios, U.S. Trust Company has voluntarily agreed to waive its portion of the administration fee in an amount equal to an annual rate of 0.04% of the average daily net assets of each Portfolio. For the six months ended September 30, 2002, administration fees charged by U.S. Trust Company, net of waivers, were as follows:

              Long-Term Tax-Exempt Fund................. $ 45,088
              Intermediate-Term Tax-Exempt Fund.........  146,643
              Short-Term Tax-Exempt Securities Fund.....   79,834
              New York Intermediate-Term Tax-Exempt Fund   72,434
              California Tax-Exempt Income Fund.........   23,278

   From time to time, as they may deem appropriate in their sole discretion, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Portfolios for a portion of other expenses. For the six months ended September 30, 2002, and until further notice, U.S. Trust has contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses to the extent necessary to keep total operating expenses from exceeding the following annual percentages of each Portfolio's average daily net assets:

                Long-Term Tax-Exempt Fund................. 0.80%
                Intermediate-Term Tax-Exempt Fund......... 0.65%
                Short-Term Tax-Exempt Securities Fund..... 0.60%
                New York Intermediate-Term Tax-Exempt Fund 0.80%
                California Tax-Exempt Income Fund......... 0.50%

   For the six months ended September 30, 2002, pursuant to the above, U.S. Trust waived investment advisory fees totaling:

                 Short-Term Tax-Exempt Securities Fund $12,595
                 California Tax-Exempt Income Fund....  97,774

   Excelsior Tax-Exempt Fund has also entered into administrative servicing agreements with various service organizations (which may include U.S. Trust and its affiliates) requiring them to provide administrative support services to their customers owning shares of the Portfolios. As a consideration for the administrative services provided by each service organization to its customers, each Portfolio will pay the service organization an administrative servicing fee at the annual rate of up to 0.40% of the average daily net asset value of its shares held by the service organizations' customers. Such services may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements.

   Administrative servicing fees paid to affiliates of U.S. Trust by the Portfolios amounted to $207,492 for the six months ended September 30, 2002. U.S. Trust has voluntarily agreed to waive investment advisory and administration fees payable by each Portfolio in an amount equal to the administrative servicing fee expense paid to subsidiaries of U.S. Trust Corporation. For the six months ended September 30, 2002, U.S. Trust waived investment advisory and administrative fees in amounts equal to administrative servicing fees for the Portfolios as follows:

               Long-Term Tax-Exempt Fund................. $15,620
               Intermediate-Term Tax-Exempt Fund.........  64,375
               Short-Term Tax-Exempt Securities Fund.....  59,210
               New York Intermediate-Term Tax-Exempt Fund   7,816
               California Tax-Exempt Income Fund.........  60,471

   Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, Inc., serves as the distributor of Excelsior Tax-Exempt Fund. Shares of each Portfolio are sold without a sales charge on a continuous basis by the Distributor.

   Boston Financial Data Services, Inc. ("BFDS") serves as shareholder servicing agent to the Portfolios.

   Each Independent Director of the Portfolios receives an annual fee of $15,000, plus a meeting fee of $2,500 for each meeting attended, and is reimbursed for expenses incurred for attending meetings. The Chairman receives an additional annual fee of $7,500. Each member of the Nominating Committee receives an annual fee of $1,000 for services in connection with this committee.

3.  Purchases and Sales of Securities

   For the six months ended September 30, 2002, purchases and sales and maturities of securities, excluding short-term investments, for the Portfolios aggregated:

                                                       Purchases     Sales
                                                      ----------- -----------
   Long-Term Tax-Exempt Fund......................... $19,389,580 $42,798,090
   Intermediate-Term Tax-Exempt Fund.................  32,335,900  44,071,100
   Short-Term Tax-Exempt Securities Fund.............  81,177,140  16,000,000
   New York Intermediate-Term Tax-Exempt Fund........  10,980,400  49,384,727
   California Tax-Exempt Income Fund.................   8,086,063   2,593,500

4.  Federal Taxes

   It is the policy of Excelsior Tax-Exempt Fund that each Portfolio continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

   In order to avoid a Federal excise tax, each Portfolio is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

   Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for deferral of losses on wash sales and net capital losses incurred after October 31 and within the taxable year ("Post-October losses"). To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

   For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. To the extent that such carryforwards are utilized, capital gain distributions will be reduced. At March 31, 2002, the following Portfolios had capital loss carryforwards for Federal tax purposes available to offset future net capital gains through the indicated expiration dates:

                                           Expiration Date Expiration Date
                                              March 31,       March 31,
                                                2008            2009         Total
                                           --------------- --------------- ----------
Long-Term Tax-Exempt Fund.................    $388,011       $3,699,850    $4,087,861
New York Intermediate-Term Tax-Exempt Fund     302,154          560,400       862,554

   At September 30, 2002, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

                                                                            Net
                                            Tax Basis     Tax Basis      Unrealized
                                            Unrealized    Unrealized    Appreciation
                                           Appreciation (Depreciation) (Depreciation)
                                           ------------ -------------- --------------
Long-Term Tax-Exempt Fund................. $ 4,350,057          --      $ 4,350,057
Intermediate-Term Tax-Exempt Fund.........  28,750,479          --       28,750,479
Short-Term Tax-Exempt Securities Fund.....   1,054,359     $(3,900)       1,050,459
New York Intermediate-Term Tax-Exempt Fund  11,760,079          --       11,760,079
California Tax-Exempt Income Fund.........   3,899,488      (3,608)       3,895,880

5.  Common Stock

   Excelsior Tax-Exempt Fund currently has authorized capital of 24 billion shares of Common Stock, 15 billion of which is currently classified to represent interests in one of seven separate investment portfolios. Authorized capital currently classified for each Portfolio is as follows: 1.5 billion shares each of Long-Term Tax-Exempt Fund, Intermediate-Term Tax-Exempt Fund, Short-Term Tax-Exempt Securities Fund, New York Intermediate-Term Tax-Exempt Fund, and California Tax-Exempt Income Fund.

   Each share has a par value of $.001 and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable and tax-exempt earnings on the assets belonging to such Portfolio as are declared at the discretion of Excelsior Tax-Exempt Fund's Board of Directors.

                                                  Long-Term Tax-Exempt Fund
                                    ----------------------------------------------------
                                        Six Months Ended              Year Ended
                                            09/30/02                   03/31/02
                                    ------------------------  --------------------------
                                      Shares       Amount        Shares        Amount
                                    ----------  ------------  -----------  -------------
Sold...............................  3,300,070  $ 31,863,111    4,230,527  $  40,579,294
Issued as reinvestment of dividends     29,255       284,096       71,267        684,730
Redeemed........................... (3,274,551)  (31,606,416)  (6,230,420)   (59,705,770)
                                    ----------  ------------  -----------  -------------
Net Increase (Decrease)............     54,774  $    540,791   (1,928,626) $ (18,441,746)
                                    ==========  ============  ===========  =============

                                              Intermediate-Term Tax-Exempt Fund
                                    ----------------------------------------------------
                                        Six Months Ended              Year Ended
                                            09/30/02                   03/31/02
                                    ------------------------  --------------------------
                                      Shares       Amount        Shares        Amount
                                    ----------  ------------  -----------  -------------
Sold...............................  8,458,980  $ 82,168,985   16,347,909  $ 156,536,673
Issued as reinvestment of dividends     47,239       460,662      119,181      1,124,576
Redeemed........................... (7,058,168)  (68,373,016) (12,717,606)  (121,633,624)
                                    ----------  ------------  -----------  -------------
Net Increase.......................  1,448,051  $ 14,256,631    3,749,484  $  36,027,625
                                    ==========  ============  ===========  =============


                                           Short-Term Tax-Exempt Securities Fund
                                    --------------------------------------------------
                                        Six Months Ended             Year Ended
                                            09/30/02                  03/31/02
                                    ------------------------  ------------------------
                                      Shares       Amount       Shares       Amount
                                    ----------  ------------  ----------  ------------
Sold............................... 16,707,857  $120,258,376  16,981,561  $122,288,863
Issued as reinvestment of dividends      6,915        49,807      22,648       162,787
Redeemed........................... (5,823,957)  (41,938,339) (5,544,221)  (39,918,491)
                                    ----------  ------------  ----------  ------------
Net Increase....................... 10,890,815  $ 78,369,844  11,459,988  $ 82,533,159
                                    ==========  ============  ==========  ============

                                        New York Intermediate-Term Tax-Exempt Fund
                                    --------------------------------------------------
                                        Six Months Ended             Year Ended
                                            09/30/02                  03/31/02
                                    ------------------------  ------------------------
                                      Shares       Amount       Shares       Amount
                                    ----------  ------------  ----------  ------------
Sold...............................  3,903,908  $ 35,265,247   8,841,802  $ 78,339,819
Issued as reinvestment of dividends     29,085       263,858      47,476       420,246
Redeemed........................... (2,763,841)  (24,957,597) (4,816,294)  (42,773,441)
                                    ----------  ------------  ----------  ------------
Net Increase.......................  1,169,152  $ 10,571,508   4,072,984  $ 35,986,624
                                    ==========  ============  ==========  ============

                                             California Tax-Exempt Income Fund
                                    --------------------------------------------------
                                        Six Months Ended             Year Ended
                                            09/30/02                  03/31/02
                                    ------------------------  ------------------------
                                      Shares       Amount       Shares       Amount
                                    ----------  ------------  ----------  ------------
Sold...............................  1,211,579  $  9,019,072   2,257,796  $ 16,640,853
Issued as reinvestment of dividends      6,828        50,941       8,439        62,066
Redeemed...........................   (709,407)   (5,261,634) (1,734,047)  (12,746,728)
                                    ----------  ------------  ----------  ------------
Net Increase.......................    509,000  $  3,808,379     532,188  $  3,956,191
                                    ==========  ============  ==========  ============

6.  Line of Credit

   The Portfolios and other affiliated funds participate in a $50 million unsecured line of credit provided by The JPMorgan Chase Bank under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Portfolio shares. Interest is charged to each Portfolio, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.50% per year. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating Portfolios at the end of each quarter. For the six months ended September 30, 2002, the Portfolios had no borrowings under the agreement.

                                                                   SA-TXEX-0902